Borrowings (Schedule of FHLB, Advances, Maturity Summary) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity
2018	$ 4,385
2019	50
2020	0
2021	0
Thereafter	1,230
Total	$ 5,665	$ 2,980